REPORTABLE SEGMENTS - Narrative (Details)	12 Months Ended
Sep. 30, 2025 segment
Segment Reporting [Line Items]
Number of reportable segments	1
Consolidated Revenue from Continuing Operations Benchmark | Home Depot | Customer Concentration Risk
Segment Reporting [Line Items]
Concentration risk, percentage	10.00%